Consolidated Statements of Operations - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Profit or loss [abstract]
Revenues	$ 279,007	$ 209,478	$ 159,290
Cost of revenues	196,033	155,202	124,597
Gross margin	82,974	54,276	34,693
Operating expenses
Selling, general and administrative expenses	76,782	52,615	31,403
Business acquisitions and integration costs	4,637	5,818	2,079
Depreciation	3,368	980	870
Amortization of intangibles	11,278	8,092	5,724
Foreign exchange expense (gain)	(161)	(144)	58
Impairment of intangibles and goodwill	28,036	0	0
Operating expense	123,940	67,361	40,134
Operating loss	(40,966)	(13,085)	(5,441)
Financial expenses	2,347	2,241	2,097
Gain on sale of subsidiary	(681)	0	0
Loss before income taxes	(42,632)	(15,326)	(7,538)
Income tax expense (recovery)
Current	237	289	81
Deferred	(3,202)	(3,140)	(395)
Income tax expense (recovery)	(2,965)	(2,851)	(314)
Net loss	$ (39,667)	$ (12,475)	$ (7,224)
Basic and diluted loss per share (in CAD per share)	$ (0.70)	$ (0.34)	$ (0.31)